Segment and Geographical Information - Long-lived Assets (Details) - Geographic Concentration Risk - Net Assets, Geographic Area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 45,719	$ 33,048
Long-lived assets (as a percent)	100.00%	100.00%
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 33,863	$ 25,886
Long-lived assets (as a percent)	74.10%	78.30%
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 11,689	$ 7,162
Long-lived assets (as a percent)	25.50%	21.70%
Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 167	$ 0
Long-lived assets (as a percent)	0.40%	0.00%